Consolidated Balance Sheets (Parenthetical) - $ / shares	Jan. 03, 2016	Dec. 28, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value (USD per share)	$ 0.01	$ 0.01
Preferred stock, shares outstanding	0	0
Common stock, par value (USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized	125,000,000	125,000,000
Common stock, shares outstanding	34,514,599	36,655,584
Common stock, shares, issued	37,697,865	37,697,865
Treasury stock, shares	3,183,266	1,042,281